Debt securities issued	12 Months Ended
Dec. 31, 2020
Debt Instruments Issued [Abstract]
Disclosure of Debt Securities Issued
23. Debt securities issued

					Carrying amount as of
Detail	Issuance date	Nominal Value	Maturity date	Annual Nominal Rate (*)	December 31, 2020	December 31, 2019
Class 24	27/12/2017	546,500	12/27/2020	Badlar Private + 4.25%	—	716,780
Class 25	08/11/2018	784,334	11/08/2020	UVA + 9.50%	—	1,761,712
Class 27	28/02/2019	1,090,000	08/28/2020	Badlar Private + 6.25%	—	1,213,012
Class 28	12/12/2019	1,967,150	06/12/2020	Badlar Private + 4%	—	2,678,087
Class 26 - 28 - PSA Finance Argentina	01/02/2018	808,333	06/17/2020	Badlar Private + 2.75% (class 26) / Badlar Private + 7% (class 28)	—	848,785
Class 5 - 8 - 9 - Volkswagen Financial Services	27/02/2019	1,086,556	03/30/2023	UVA + 9.24% (class 5) / UVA (class 8) / fixed rate (class 9)	1,125,656	2,278,084
				Total Principal	1,125,656	9,496,460
				Interest accrued	43,126	467,773

				Total principal and interest accrued	1,168,782	9,964,233

(*) Definitions:
BADLAR: Interest rate for time deposits of an amount superior than 1 (one) million pesos, from 30 to 35 days.
UVA: It is a unit of measure that is updated daily according to CER, based on the consumer price index.